Capital Stock and Long-term Retention Plan - Stock awards (Details) - LTRP EquityInstruments in Thousands, shares in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2023 shares	Jul. 31, 2022 shares	Jan. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares shares	Dec. 31, 2022 EquityInstruments $ / shares	Jun. 30, 2022 shares	Feb. 28, 2022 shares
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards					1 year 1 month 28 days	1 year 3 months 14 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments					176,898	170,731
Conditionally sold (in CPOs) | EquityInstruments					52,539	11,600	27,500
Paid by employees (in CPOs) | EquityInstruments					(3,841)	(1,795)
Forfeited (in CPOs) | EquityInstruments					(65,643)	(3,638)
Outstanding at end of year (in CPOs) | EquityInstruments					159,953	176,898	170,731
To be paid by employees at end of year (in CPOs) | EquityInstruments					63,643	107,822
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares					$ 23.72	$ 30.68
Conditionally sold | $ / shares					6.25	9.38
Paid by employees (in pesos per CPO) | $ / shares					1.6	1.6
Forfeited (in pesos per CPO) | $ / shares					41.09	70.14
Outstanding at end of year (in pesos per CPO) | $ / shares					11.64	23.72	$ 30.68
To be paid by employees at end of year (in pesos per CPO) | $ / shares					$ 17.09	$ 33.05
Number Of Ordinary Participant Certificates Or Their Equivalent Owned | shares	4.5	1.7						23.9	24.7
Vesting periods	6 months	9 months	3 years	3 years
Number of other equity instruments held in connection of with forfeited rights | shares			17.2	7.5		5.6